Horizon Active Risk Assist Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 98.3%	Shares	Value
Energy Select Sector SPDR Fund	153,896	$13,256,601
Invesco QQQ Trust Series 1	355,934	156,255,026
Invesco S&P 500 Equal Weight ETF(a)	198,118	32,251,629
iShares MSCI EAFE Min Vol Factor ETF	355,698	24,688,998
iShares MSCI USA Minimum Volatility ETF	781,008	63,566,241
iShares MSCI USA Quality Factor ETF	1,239,305	198,635,805
SPDR Portfolio Developed World ex-US ETF(a)	6,294,852	217,990,726
SPDR Portfolio Emerging Markets ETF	2,527,010	89,481,424
SPDR Portfolio S&P 500 Growth ETF	4,264,880	305,962,492
SPDR Portfolio S&P 500 Value ETF(h)	3,734,424	179,700,483
TOTAL EXCHANGE TRADED FUNDS (Cost $1,087,449,862)		1,281,789,425

COMMON STOCKS - 1.5%	Shares	Value
Banking - 0.1%
Citigroup, Inc.	1,536	85,233
Citizens Financial Group, Inc.	768	24,108
Comerica, Inc.	991	48,936
Fifth Third Bancorp	1,199	41,174
Huntington Bancshares, Inc.	1,474	19,221
JPMorgan Chase & Co.	2,137	397,609
KeyCorp	2,087	29,781
M&T Bank Corp.	94	13,136
PNC Financial Services Group, Inc.	37	5,446
Regions Financial Corp.	1,035	19,282
Truist Financial Corp.	187	6,541
US Bancorp	135	5,665
Wells Fargo & Co.	1,749	97,227
Zions Bancorp NA	1,474	58,120
		851,479

Consumer Discretionary Products - 0.0%(b)
Aptiv PLC(c)	91	7,234
BorgWarner, Inc.	594	18,491
DR Horton, Inc.	404	60,374
Ford Motor Co.	2,764	34,384
General Motors Co.	1,045	42,824
Hasbro, Inc.	634	31,884
Lennar Corp., - Class A	380	60,234
Masco Corp.	325	24,947
Mohawk Industries, Inc.(c)	511	60,615
NVR, Inc.(c)	10	76,256
PulteGroup, Inc.	496	53,756
Ralph Lauren Corp., Class A	238	44,249
Tapestry, Inc.	1,094	51,998
VF Corp.	1,668	27,255
Whirlpool Corp.	337	36,190
		630,691

Consumer Discretionary Services - 0.0%(b)
Caesars Entertainment, Inc.(c)	599	26,039
Carnival Corp.(c)	1,199	19,016
Chipotle Mexican Grill, Inc.(c)	35	94,107
Darden Restaurants, Inc.	80	13,657
Domino's Pizza, Inc.	48	21,521
Hilton Worldwide Holdings, Inc.	322	65,791
Las Vegas Sands Corp.	109	5,943
Live Nation Entertainment, Inc.(c)	208	20,172
Marriott International, Inc. - Class A	320	79,958
MGM Resorts International(c)	469	20,298
Norwegian Cruise Line Holdings Ltd.(c)	2,550	49,445
Royal Caribbean Cruises Ltd.(c)	454	56,001
Wynn Resorts Ltd.	226	23,775
Yum! Brands, Inc.	48	6,644
		502,367

Consumer Staple Products - 0.0%(b)
Brown-Forman Corp. - Class B	132	7,950
Campbell Soup Co.	837	35,690
Church & Dwight Co., Inc.	409	40,949
Clorox Co.	112	17,171
Coca-Cola Co.	1,738	104,314
Colgate-Palmolive Co.	764	66,100
Conagra Brands, Inc.	532	14,939
Constellation Brands, Inc. - Class A	21	5,219
Estee Lauder Cos., Inc. - Class A	33	4,903
General Mills, Inc.	80	5,134
Hershey Co.	28	5,262
Hormel Foods Corp.	343	12,115
J M Smucker Co.	152	18,266
Kellanova	227	12,519
Kenvue, Inc.	309	5,871
Keurig Dr Pepper, Inc.	156	4,666
Kimberly-Clark Corp.	40	4,847
Kraft Heinz Co.	1,096	38,667
Lamb Weston Holdings, Inc.	351	35,876
McCormick & Co., Inc.	180	12,395
Molson Coors Brewing Co. - Class B	271	16,916
Mondelez International, Inc. - Class A	836	61,087
Monster Beverage Corp.(c)	73	4,314
Tyson Foods, Inc., - Class A	617	33,466
		568,636

Financial Services - 0.0%(b)
American Express Co.	607	133,188
Ameriprise Financial, Inc.	20	8,147
Bank of New York Mellon Corp.	872	48,910
Blackstone, Inc.	34	4,346
Capital One Financial Corp.	393	54,081
CBOE Global Markets, Inc.	255	48,960
Discover Financial Services	122	14,725
Franklin Resources, Inc.	766	21,027
Intercontinental Exchange, Inc.	30	4,153
Invesco, Ltd.	2,696	41,545
Nasdaq, Inc.	172	9,666
Northern Trust Corp.	225	18,479
Raymond James Financial, Inc.	106	12,754
State Street Corp.	147	10,838
Synchrony Financial	609	25,152
T. Rowe Price Group, Inc.	105	11,902
		467,873

Health Care - 0.3%
AbbVie, Inc.	1,472	259,146
ABIOMED Inc.(c)(d)	113	0
Agilent Technologies, Inc.	63	8,654
Align Technology, Inc.(c)	76	22,984
Amgen, Inc.	528	144,582
Baxter International, Inc.	373	15,263
Biogen, Inc.(c)	25	5,425
Bio-Rad Laboratories, Inc. - Class A(c)	86	28,026
Bio-Techne Corp.	370	27,221
Boston Scientific Corp.(c)	1,739	115,139
Cardinal Health, Inc.	445	49,831
Catalent, Inc.(c)	1,038	59,519
Cencora, Inc.	303	71,387
Centene Corp.(c)	78	6,118
Charles River Laboratories International, Inc.(c)	132	33,553
Cooper Cos., Inc.	168	15,725
DaVita, Inc.(c)	566	71,865
Dentsply Sirona, Inc.	1,002	32,745
Dexcom, Inc.(c)	72	8,285
Edwards Lifesciences Corp.(c)	86	7,299
Eli Lilly & Co.	921	694,138
GE HealthCare Technologies, Inc.	107	9,767
HCA Healthcare, Inc.	233	72,626
Henry Schein, Inc.(c)	349	26,688
Hologic, Inc.(c)	193	14,243
Humana, Inc.	7	2,452
IDEXX Laboratories, Inc.(c)	14	8,053
Illumina, Inc.(c)	104	14,542
Incyte Corp.(c)	310	18,092
Insulet Corp.(c)	159	26,076
Intuitive Surgical, Inc.(c)	323	124,549
IQVIA Holdings, Inc.(c)	33	8,156
Laboratory Corp. of America Holdings	55	11,871
McKesson Corp.	167	87,075
Merck & Co., Inc.	2,499	317,747
Mettler-Toledo International, Inc.(c)	10	12,472
Moderna, Inc.(c)	93	8,578
Molina Healthcare, Inc.(c)	112	44,118
Quest Diagnostics, Inc.	106	13,238
Regeneron Pharmaceuticals, Inc.(c)	118	113,999
ResMed, Inc.	73	12,682
Revvity, Inc.	201	22,028
STERIS PLC	46	10,714
Stryker Corp.	376	131,250
Teleflex, Inc.	131	29,185
Universal Health Services, Inc. - Class B	313	52,290
Vertex Pharmaceuticals, Inc.(c)	217	91,301
Viatris, Inc.	3,932	48,639
Waters Corp.(c)	57	19,233
West Pharmaceutical Services, Inc.	27	9,676
Zimmer Biomet Holdings, Inc.	91	11,317
		3,049,562

Industrial Products - 0.2%
3M Co.	47	4,330
Allegion PLC	236	30,177
AMETEK, Inc.	46	8,288
Amphenol Corp. - Class A	614	67,073
AO Smith Corp.	274	22,715
Axon Enterprise, Inc.(c)	168	51,638
Carrier Global Corp.	112	6,225
Cummins, Inc.	29	7,790
Dover Corp.	81	13,396
Eaton Corp. PLC	340	98,261
Emerson Electric Co.	42	4,488
Fortive Corp.	130	11,067
Generac Holdings, Inc.(c)	363	40,841
General Dynamics Corp.	14	3,826
General Electric Co.	1,021	160,184
Howmet Aerospace, Inc.	810	53,906
Hubbell, Inc.	127	48,345
Huntington Ingalls Industries, Inc.	104	30,328
IDEX Corp.	68	16,041
Illinois Tool Works, Inc.	14	3,670
Ingersoll Rand, Inc.	661	60,369
Johnson Controls International PLC	118	6,994
Keysight Technologies, Inc.(c)	184	28,391
L3Harris Technologies, Inc.	33	6,985
Nordson Corp.	77	20,455
Otis Worldwide Corp.	82	7,815
PACCAR, Inc.	51	5,655
Parker-Hannifin Corp.	129	69,073
Pentair PLC	350	27,227
Rockwell Automation, Inc.	24	6,842
Snap-on, Inc.	59	16,264
Stanley Black & Decker, Inc.	198	17,679
TE Connectivity, Ltd.	108	15,504
Textron, Inc.	172	15,320
Trane Technologies PLC	286	80,643
TransDigm Group, Inc.	75	88,331
Trimble, Inc.(c)	869	53,174
Veralto Corp.	167	14,432
Wabtec Corp.	321	45,354
Xylem, Inc.	101	12,832
		1,281,928

Industrial Services - 0.1%
Alaska Air Group, Inc.(c)	927	34,661
American Airlines Group, Inc.(c)	2,397	37,585
CH Robinson Worldwide, Inc.	251	18,594
Cintas Corp.	101	63,490
CSX Corp.	1,579	59,907
Delta Air Lines, Inc.	302	12,766
Expeditors International of Washington, Inc.	111	13,276
Fastenal Co.	100	7,301
FedEx Corp.	14	3,486
Jacobs Solutions, Inc.	88	12,905
JB Hunt Transport Services, Inc.	67	13,823
Norfolk Southern Corp.	180	45,608
Old Dominion Freight Line, Inc.	14	6,195
Quanta Services, Inc.	48	11,592
Republic Services, Inc.	364	66,830
Robert Half, Inc.	333	26,773
Rollins, Inc.	298	13,133
Southwest Airlines Co.	635	21,761
Union Pacific Corp.	356	90,313
United Airlines Holdings, Inc.(c)	485	22,063
United Rentals, Inc.	99	68,634
Waste Management, Inc.	396	81,437
WW Grainger, Inc.	71	69,116
		801,249

Insurance - 0.0%(b)
Aflac, Inc.	54	4,360
Allstate Corp.	396	63,170
American International Group, Inc.	79	5,758
Aon PLC - Class A	11	3,476
Arch Capital Group Ltd.(c)	76	6,657
Arthur J Gallagher & Co.	19	4,635
Assurant, Inc.	170	30,847
Brown & Brown, Inc.	153	12,884
Chubb Ltd.	373	93,872
Cincinnati Financial Corp.	126	14,364
Everest Group Ltd.	32	11,804
Globe Life, Inc.	161	20,436
Hartford Financial Services Group, Inc.	509	48,783
Loews Corp.	215	16,153
MetLife, Inc.	72	5,021
Principal Financial Group, Inc.	177	14,312
Progressive Corp.	673	127,573
Prudential Financial, Inc.	71	7,738
Travelers Cos., Inc.	304	67,172
Willis Towers Watson PLC	37	10,087
WR Berkley Corp.	586	48,990
		618,092

Materials - 0.0%(b)
Air Products & Chemicals, Inc.	12	2,808
Albemarle Corp.(a)	97	13,371
Amcor PLC	1,775	16,082
Avery Dennison Corp.	83	17,972
Ball Corp.	285	18,246
Celanese Corp.	291	44,223
CF Industries Holdings, Inc.	154	12,431
Corteva, Inc.	119	6,369
Dow, Inc.	119	6,650
DuPont de Nemours, Inc.	80	5,535
Eastman Chemical Co.	320	28,077
Ecolab, Inc.	244	54,861
FMC Corp.	483	27,236
Freeport-McMoRan, Inc.	123	4,651
International Flavors & Fragrances, Inc.	171	12,911
International Paper Co.	515	18,210
Linde PLC	252	113,102
LyondellBasell Industries NV - Class A	76	7,621
Martin Marietta Materials, Inc.	79	45,639
Mosaic Co.	529	16,484
Newmont Goldcorp Corp.	173	5,406
Nucor Corp.	227	43,652
Packaging Corp. of America	215	38,956
PPG Industries, Inc.	57	8,071
Sealed Air Corp.	1,412	49,236
Sherwin-Williams Co.	192	63,751
Steel Dynamics, Inc.	111	14,854
Vulcan Materials Co.	40	10,634
		707,039

Media - 0.1%
Charter Communications, Inc. - Class A(c)	13	3,821
Electronic Arts, Inc.	292	40,728
Expedia Group, Inc.(c)	361	49,392
Fox Corp. - Class A	702	20,913
Interpublic Group of Cos., Inc.	990	31,086
Match Group, Inc.(c)	887	31,967
Meta Platforms, Inc. - Class A	1,396	684,222
Netflix, Inc.(c)	476	286,990
News Corp., - Class A	2,049	55,077
Omnicom Group, Inc.	267	23,600
Paramount Global - Class B	3,739	41,279
Take-Two Interactive Software, Inc.(c)	311	45,695
Uber Technologies, Inc.(c)	2,377	188,972
VeriSign, Inc.(c)	112	21,872
Warner Bros Discovery, Inc.(c)	1,276	11,216
		1,536,830

Oil & Gas - 0.0%(b)
APA Corp.	391	11,648
Baker Hughes & GE Co., Class A	164	4,853
Coterra Energy, Inc.	343	8,843
Devon Energy Corp.	135	5,948
Diamondback Energy, Inc.	43	7,848
EQT Corp.	269	9,993
Halliburton Co.	146	5,120
Kinder Morgan, Inc.	324	5,634
Marathon Oil Corp.	421	10,209
Marathon Petroleum Corp.	316	53,477
Occidental Petroleum Corp.	60	3,637
ONEOK, Inc.	458	34,405
Phillips 66	589	83,938
Targa Resources Corp.	350	34,384
Valero Energy Corp.	258	36,497
Williams Cos., Inc.	921	33,101
		349,535

Real Estate - 0.0%(b)
Alexandria Real Estate Equities, Inc.	128	15,965
American Tower Corp.	18	3,579
AvalonBay Communities, Inc.	52	9,206
Boston Properties, Inc.	440	28,477
Camden Property Trust	240	22,675
CBRE Group, Inc. - Class A(c)	139	12,773
Crown Castle, Inc.	58	6,377
Digital Realty Trust, Inc.	257	37,730
Equinix, Inc.	54	47,996
Equity Residential	172	10,356
Essex Property Trust, Inc.	70	16,198
Extra Space Storage, Inc.	260	36,652
Federal Realty Investment Trust	313	31,566
Healthpeak Properties, Inc.	1,312	21,976
Host Hotels & Resorts, Inc.	2,167	44,944
Invitation Homes, Inc.	371	12,640
Iron Mountain, Inc.	517	40,657
Kimco Realty Corp.	1,063	21,005
Mid-America Apartment Communities, Inc.	119	14,956
Prologis, Inc.	416	55,440
Public Storage	20	5,677
Realty Income Corp.	123	6,410
Regency Centers Corp.	312	19,328
SBA Communications Corp.	43	8,997
Simon Property Group, Inc.	309	45,775
UDR, Inc.	556	19,738
Ventas, Inc.	272	11,503
VICI Properties, Inc.	250	7,483
Welltower, Inc.	385	35,482
Weyerhaeuser Co.	330	11,345
		662,906

Renewable Energy - 0.0%(b)
Enphase Energy, Inc.(c)	455	57,790
First Solar, Inc.(c)	213	32,779
SolarEdge Technologies, Inc.(c)	1,310	87,992
		178,561

Retail & Wholesale - Discretionary - 0.1%
Amazon.com, Inc.(c)	3,820	675,224
AutoZone, Inc.(c)	17	51,102
Bath & Body Works, Inc.	1,054	48,168
Best Buy Co., Inc.	210	16,985
Builders FirstSource, Inc.(c)	174	33,961
CarMax, Inc.(c)	347	27,413
Copart, Inc.(c)	111	5,900
eBay, Inc.	258	12,198
Etsy, Inc.(c)	421	30,181
Genuine Parts Co.	86	12,836
LKQ Corp.	384	20,079
Lululemon Athletica, Inc.(c)	11	5,138
O'Reilly Automotive, Inc.(c)	58	63,071
Pool Corp.	52	20,702
Ross Stores, Inc.	391	58,244
Tractor Supply Co.	50	12,716
Ulta Beauty, Inc.(c)	83	45,530
		1,139,448

Retail & Wholesale - Staples - 0.0%(b)
Archer-Daniels-Midland Co.	73	3,877
Bunge Global SA	113	10,664
Costco Wholesale Corp.	442	328,800
Dollar General Corp.	61	8,864
Dollar Tree, Inc.(c)	76	11,148
Kroger Co.	140	6,945
Sysco Corp.	550	44,534
Target Corp.	34	5,199
Walgreens Boots Alliance, Inc.	498	10,587
Walmart, Inc.	3,666	214,864
		645,482

Software & Tech Services - 0.3%
Akamai Technologies, Inc.(c)	524	58,122
ANSYS, Inc.(c)	73	24,394
Autodesk, Inc.(c)	56	14,458
Broadridge Financial Solutions, Inc.	204	41,530
Cadence Design Systems, Inc.(c)	33	10,045
CDW Corp.	87	21,420
Ceridian HCM Holding, Inc.(c)	307	21,416
Cognizant Technology Solutions Corp., - Class A	230	18,175
CoStar Group, Inc.(c)	381	33,158
EPAM Systems, Inc.(c)	178	54,183
Equifax, Inc.	184	50,341
FactSet Research Systems, Inc.	29	13,415
Fair Isaac Corp.(c)	65	82,544
Fidelity National Information Services, Inc.	143	9,894
Fiserv, Inc.(c)	600	89,562
FleetCor Technologies, Inc.(c)	145	40,494
Fortinet, Inc.(c)	185	12,785
Gartner, Inc.(c)	160	74,490
Gen Digital, Inc.	2,641	56,755
Global Payments, Inc.	72	9,338
International Business Machines Corp.	1,004	185,770
Intuit, Inc.	8	5,303
Jack Henry & Associates, Inc.	140	24,328
Leidos Holdings, Inc.	166	21,225
MarketAxess Holdings, Inc.	116	24,756
MasterCard, Inc. - Class A	681	323,312
Moody's Corp.	146	55,395
MSCI, Inc.	11	6,171
Palo Alto Networks, Inc.(c)	397	123,288
Paychex, Inc.	44	5,395
Paycom Software, Inc.	55	10,031
PayPal Holdings, Inc.(c)	73	4,405
PTC, Inc.(c)	208	38,066
Roper Technologies, Inc.	20	10,895
Salesforce, Inc.(c)	992	306,349
ServiceNow, Inc.(c)	218	168,152
Synopsys, Inc.(c)	15	8,606
Tyler Technologies, Inc.(c)	83	36,283
Verisk Analytics, Inc.	27	6,531
Visa, Inc. - Class A	1,153	325,884
		2,426,664

Tech Hardware & Semiconductors - 0.3%
Advanced Micro Devices, Inc.(c)	1,847	355,602
Analog Devices, Inc.	36	6,906
Applied Materials, Inc.	33	6,653
Arista Networks, Inc.(c)	394	109,351
Broadcom, Inc.	424	551,407
Corning, Inc.	765	24,664
F5, Inc.(c)	346	64,778
Garmin, Ltd.	104	14,284
Hewlett Packard Enterprise Co.	1,566	23,850
HP, Inc.	679	19,236
Intel Corp.	2,430	104,612
Juniper Networks, Inc.	2,150	79,615
KLA Corp.	17	11,599
Lam Research Corp.	99	92,887
Microchip Technology, Inc.	164	13,799
Micron Technology, Inc.	817	74,028
Monolithic Power Systems, Inc.	60	43,202
Motorola Solutions, Inc.	172	56,827
NetApp, Inc.	703	62,651
NVIDIA Corp.	943	746,025
NXP Semiconductors NV	59	14,734
ON Semiconductor Corp.(c)	190	14,995
Qorvo, Inc.(c)	636	72,854
QUALCOMM, Inc.	39	6,154
Seagate Technology Holdings PLC	496	46,153
Skyworks Solutions, Inc.	378	39,660
Teledyne Technologies, Inc.(c)	72	30,763
Teradyne, Inc.(a)	423	43,819
Texas Instruments, Inc.	26	4,351
Western Digital Corp.(c)	1,397	83,080
Zebra Technologies Corp. - Class A(c)	215	60,088
		2,878,627

Telecommunications - 0.0%(b)
Verizon Communications, Inc.	3,675	147,074

Utilities - 0.0%(b)
AES Corp.	1,333	20,262
Alliant Energy Corp.	321	15,328
Ameren Corp.	132	9,397
American Electric Power Co., Inc.	69	5,878
American Water Works Co., Inc.	72	8,535
Atmos Energy Corp.	284	32,066
CenterPoint Energy, Inc.	424	11,660
CMS Energy Corp.	222	12,736
Consolidated Edison, Inc.	342	29,826
Constellation Energy Corp.	319	53,736
Dominion Energy, Inc.	143	6,840
DTE Energy Co.	286	30,988
Duke Energy Corp.	431	39,579
Edison International	126	8,571
Entergy Corp.	298	30,268
Evergy, Inc.	353	17,488
Eversource Energy	196	11,505
Exelon Corp.	135	4,838
FirstEnergy Corp.	266	9,738
NiSource, Inc.	750	19,545
NRG Energy, Inc.	939	51,945
PG&E Corp.	357	5,958
Pinnacle West Capital Corp.	310	21,182
PPL Corp.	448	11,814
Public Service Enterprise Group, Inc.	105	6,552
Sempra	60	4,236
Southern Co.	551	37,055
WEC Energy Group, Inc.	90	7,064
Xcel Energy, Inc.	99	5,216
		529,806
TOTAL COMMON STOCKS (Cost $17,849,276)		19,973,849

PURCHASED OPTIONS - 0.6%(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.2%			$–
iShares MSCI EAFE ETF, Expiration: 03/01/2024; Exercise Price: $77.50	115,875,000	15,000	232,500
iShares Russell 2000 ETF, Expiration: 03/15/2024; Exercise Price: $206.00(i)	122,238,000	6,000	1,695,000
Total Call Options			1,927,500

Put Options - 0.4%			$–
CBOE Volatility Index(i)	–		$–
Expiration: 03/20/2024; Exercise Price: $18.00	6,650,000	5,000	2,137,500
Expiration: 10/16/2024; Exercise Price: $20.00	9,975,000	7,500	2,351,250
SPDR S&P 500 ETF(i)	–		$–
Expiration: 03/01/2024; Exercise Price: $485.00	88,914,000	1,750	2,625
Expiration: 06/21/2024; Exercise Price: $440.00	177,828,000	3,500	647,500
Total Put Options			5,138,875
TOTAL PURCHASED OPTIONS (Cost $6,578,028)			7,066,375

SHORT-TERM INVESTMENTS - 2.6%
Investments Purchased with Proceeds from Securities Lending - 2.4%		Shares
First American Government Obligations Fund - Class X, 5.16%(g)		31,858,256	31,858,256

Money Market Funds - 0.2%		Shares
First American Treasury Obligations Fund - Class X, 5.23%(g)		2,010,449	2,010,449
TOTAL SHORT-TERM INVESTMENTS (Cost $33,868,705)			33,868,705

TOTAL INVESTMENTS - 103.0% (Cost $1,145,745,871)			$1,342,698,354
Liabilities in Excess of Other Assets - (3.0)%			(40,045,535)
TOTAL NET ASSETS - 100.0%			$1,302,652,819

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $31,300,387 which represented 2.4% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(h)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral forwritten options is $24,060,000, which is 1.85% of total net assets.
(i)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Risk Assist Fund
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (0.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
iShares Russell 2000 ETF, Expiration: 03/15/2024; Exercise Price: $213.00	$(244,476,000)	(12,000)	$(1,080,000)

Put Options - (0.4)%
CBOE Volatility Index	0	0	–
Expiration: 03/20/2024; Exercise Price: $16.00	(13,300,000)	(10,000)	(2,445,000)
Expiration: 10/16/2024; Exercise Price: $17.00	(19,950,000)	(15,000)	(2,032,500)
SPDR S&P 500 ETF	0	0	–
Expiration: 03/01/2024; Exercise Price: $460.00	(177,828,000)	(3,500)	(1,750)
Expiration: 06/21/2024; Exercise Price: $405.00	(355,656,000)	(7,000)	(700,000)
Total Put Options			(5,179,250)
TOTAL OPTIONS WRITTEN (Premiums received $5,760,748)			(6,259,250)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Horizon Active Risk Assist Fund
	Level 1	Level 2	Level 3		Total
Assets:
Exchange Traded Funds	$1,281,789,425	$–	$–		$1,281,789,425
Common Stocks	19,973,849	–	0	(a)	19,973,849
Purchased Options	–	7,066,375	–		7,066,375
Investments Purchased with Proceeds from Securities Lending	31,858,256	–	–		31,858,256
Money Market Funds	2,010,449	–	–		2,010,449
Total Assets	$1,335,631,979	$7,066,375	$0	(a)	$1,342,698,354

Liabilities:
Options Written	–	(6,259,250)	–		(6,259,250)
Total Liabilities	$–	$(6,259,250)	$–		$(6,259,250)

Refer to the Schedule of Investments for industry classifications.

(a) Amount is less than $0.50.